Loans (Tables)	12 Months Ended
Sep. 30, 2021
Loans
Schedule of short-term and long-term loans

	As of	As of
	September 30,	September 30,
	2021	2020
Short-term loans
Zhejiang Mintai Commercial Bank (Hangzhou Branch) (1)	$2,172,766	—
Hangzhou United Rural Commercial Bank Co., Ltd. (2)	—	$588,000
Total short-term loans	2,172,766	588,000

Long-term loan
China Resources Shenzhen Investment Trust Co., Ltd. (3)	142,264	—
Total short-term and long-term loans	$2,315,030	$588,000
(1)	The loan in the amount of RMB14 million (equivalent of approximately $2.17 million) from Zhejiang Mintai Commercial Bank (Hangzhou Branch), was facilitated on August 5, 2021 through Nongyuan, a subsidiary of the Company, as working capital for nine months, with the original maturity of July 5, 2022 at an annual effective interest rate of 7.056%.

The loan is guaranteed by Ci Ge Ma Holdings (Hangzhou) Co., Ltd., and Aijiang Wang and is secured by a real property owned by Xinyang Wang, the 100% shareholder of Nongyuan Network.

(2)	The loan in the amount of RMB4 million (equivalent of approximately $0.59 million) from Hangzhou United Rural Commercial Bank Co., Ltd., was facilitated on November 13, 2019 through Farmmi Agricultural, a subsidiary of the Company, as working capital for one year, with the maturity date of November 12, 2020 at an annual effective interest rate of 6.09%. At maturity date, RMB0.6 million (equivalent of approximately $88,200) was repaid, the remaining balance of RMB3.4 million (equivalent of approximately $499,800) was extended to May 10, 2021 at an annual effective interest rate of 6.09%. This loan was fully repaid on May 8, 2021.

The loan was secured by an office property and land use right owned by Zhejiang Tantech Bamboo Technology Co., Ltd., a related party of the Company, of which valued at RMB6.85 million (equivalent of approximately $1 million).

Note 8 — Loans (Continued)

(3)	The revolving loan in the amount of RMB1 million (equivalent of approximately $155,198) from China Resources Shenzhen Investment Trust Co., Ltd., was facilitated on April 30, 2021 through Farmmi Food, a subsidiary of the Company, as working capital for two years, with the original maturity of April 28, 2023 at an annual effective interest rate of 10.8%. As of September 30, 2021, the outstanding amount of the revolving loan was RMB0.9 million (approximately $142,264).

This revolving loan is guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Food.